Other Payables, Accruals and Advance Receipts	6 Months Ended
Jun. 30, 2022
Other Payables, Accruals and Advance Receipts

9.  Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Accrued research and development expenses	149,921	116,134
Accrued salaries and benefits	32,445	41,786
Accrued administrative and other general expenses	17,450	15,836
Accrued selling and marketing expenses	11,370	8,412
Accrued capital expenditures	7,095	11,343
Deposits	2,286	2,111
Amounts due to related parties (Note 17(ii))	2,062	1,915
Deferred government grants	311	314
Others	10,666	12,988
	233,606	210,839